Dividends - Additional Information (Detail) - USD ($)	Dec. 31, 2023	Oct. 12, 2023	Aug. 22, 2023	Apr. 07, 2023	Mar. 13, 2023	Oct. 13, 2022	Aug. 03, 2022	Apr. 08, 2022	Mar. 07, 2022	Nov. 08, 2021	Dec. 31, 2020
Disclosure of Dividends [Line Items]
Cash dividend, declared			$ 0.078		$ 0.1		$ 0.34		$ 0.68
Outstanding shares		1,146,282,721		1,146,108,643		1,145,926,797		1,144,226,418			1,231,150,560
Adjusted conversion prices of notes, per share	$ 12.74
Bottom of range [member]
Disclosure of Dividends [Line Items]
Percentage of recurring cash dividend on consolidated net profit										20.00%
Top of range [member]
Disclosure of Dividends [Line Items]
Percentage of recurring cash dividend on consolidated net profit										40.00%